Shareholders' Equity - Additional Information (Details) - $ / shares		12 Months Ended
	Jan. 25, 2021	Dec. 31, 2020
Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding		26,154,998
Number of shares issued		91.2
Par value per share		$ 0.10
Preference shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares issued		929.4
Par value per share		$ 0.10
Percentage of preferred stock dividend		12.00%
Major ordinary share transactions [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding	91,152,556	26,154,998
Percentage of preferred stock dividend		12.00%
Major ordinary share transactions [member] | Ordinary shares [member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares outstanding	91,152,556
Major ordinary share transactions [member] | IPO [member]
Disclosure of non-adjusting events after reporting period [line items]
Shares issued during the period new issues	64,997,558
Shares issuance ratio	2.4851